LOSSES PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	871,036,499	622,337,974	430,011,263
Net loss from continuing operations - Basic	$ (0.18)	$ (0.09)	$ (0.05)
Numerator:
Net loss from continuing operations attributable to ordinary shareholders	$ (158,427)	$ (65,453)	$ (23,324)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	871,036,499	622,337,974	430,011,263
Denominator used for losses per share	871,036,499	622,337,974	430,011,263
Losses per share from continuing operations-diluted	$ (0.18)	$ (0.10)	$ (0.07)
Class B Ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic	$ 0		$ (46)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	847,093
Net loss from continuing operations - Basic	$ 0		$ (0.05)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ 0		$ (46)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0
Net loss from continuing operations attributable to ordinary shareholders	$ 0		$ (46)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	847,093
Conversion of Class B to Class A ordinary shares	0
Denominator used for losses per share	99	99	847,093
Losses per share from continuing operations-diluted	$ 0		$ (0.05)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	0
Denominator used for losses per ADS -diluted	0
Losses from continuing operations per ADS - basic	$ 0
Losses from continuing operations per ADS - diluted	$ 0
Class A Ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic	$ (155,415)	$ (53,661)	$ (23,278)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	871,036,400	622,337,875	429,164,170
Net loss from continuing operations - Basic	$ (0.18)	$ (0.09)	$ (0.05)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ (155,415)	$ (53,661)	$ (23,278)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0		(46)
Net loss from continuing operations attributable to ordinary shareholders	$ (155,415)	$ (53,661)	$ (23,324)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	871,036,400	622,337,875	429,164,170
Conversion of Class B to Class A ordinary shares	99	99	847,093
Denominator used for losses per share	871,036,499	622,337,974	430,011,263
Losses per share from continuing operations-diluted	$ (0.18)	$ (0.09)	$ (0.05)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	8,710,364	6,223,379	4,291,642
Denominator used for losses per ADS -diluted	8,710,365	6,223,380	4,300,113
Losses from continuing operations per ADS - basic	$ (17.84)	$ (8.62)	$ (5.42)
Losses from continuing operations per ADS - diluted	$ (17.84)	$ (8.62)	$ (5.42)